Financial instruments, Interest risk (Details) $ in Millions	12 Months Ended
	Dec. 31, 2021 GBP (£)	Dec. 31, 2020 GBP (£)	Dec. 31, 2019 GBP (£)	Dec. 31, 2020 USD ($)	Sep. 13, 2017 USD ($)
Interest risk [Abstract]
Change in interest rate	10.00%
Finance cost	£ 5,813,000	£ 3,375,000	£ 9,379,000
Oxford Finance Agreement [Member] | LIBOR [Member]
Interest risk [Abstract]
Borrowings, interest rate	8.85%
Oxford Finance Agreement [Member] | LIBOR [Member] | Bottom of Range [Member]
Interest risk [Abstract]
Borrowings, interest rate	9.01%
Oxford Finance Agreement [Member] | LIBOR [Member] | Top of Range [Member]
Interest risk [Abstract]
Borrowings, interest rate	12.01%
Interest Bearing Loans and Borrowings [Member]
Financial liabilities [Abstract]
Financial liabilities	£ 37,226,000	£ 36,654,000
Gates Foundation Convertible Loan [Member]
Interest risk [Abstract]
Maximum borrowing capacity | $				$ 40
Gates Foundation Convertible Loan [Member] | First Tranche [Member]
Interest risk [Abstract]
Loans received | $					$ 25
Borrowings interest rate for first twelve months		2.00%		2.00%
Interest Rate Risk [Member]
Financial assets [Abstract]
Financial assets	237,886,000	£ 129,716,000
Financial liabilities [Abstract]
Financial liabilities	37,226,000	36,654,000
Interest Rate Risk [Member] | Interest Bearing Loans and Borrowings [Member]
Financial liabilities [Abstract]
Financial liabilities	37,226,000	36,654,000
Interest Rate Risk [Member] | Cash and Cash Equivalents [Member]
Financial assets [Abstract]
Financial assets	237,886,000	129,716,000
Bank of England Base Rate + 0.5% Percentage Points [Member]
Interest risk [Abstract]
Increase (decrease) net annual interest income	1,189,000	649,000
Bank of England Base Rate - 0.5% Percentage Points [Member]
Interest risk [Abstract]
Increase (decrease) net annual interest income	(1,189,000)	(649,000)
LIBOR Base Rate +0.5% Percentage Points [Member] | Oxford Finance Agreement [Member]
Interest risk [Abstract]
Finance cost	185,000	183,000
LIBOR Base Rate - 0.5% Percentage Points [Member] | Oxford Finance Agreement [Member]
Interest risk [Abstract]
Finance cost	£ (183,000)	£ (183,000)